Subsequent Events (Details) shares in Millions, $ in Millions				1 Months Ended		3 Months Ended	12 Months Ended
	Feb. 25, 2019 vessel	Jan. 31, 2019	Jan. 08, 2019	Feb. 28, 2019 USD ($) vessel	Jan. 31, 2019 USD ($) shares	Mar. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2014 USD ($)	Nov. 30, 2015	Jan. 27, 2010
Subsequent Event [Line Items]
Repayments of senior debt							$ 84.1
Equity method investment, ownership interest							100.00%
Teekay LNG | Subsequent Events
Subsequent Event [Line Items]
Number of repurchased common units | shares					0.8
Payment to repurchase common units					$ 9.3
Teekay Tankers | Subsequent Events
Subsequent Event [Line Items]
Increase in liquidity				$ 25.0
Yamal Spirit | Teekay LNG | Subsequent Events
Subsequent Event [Line Items]
Charter contract period (in years)		15 years
Liquefied Petroleum Gas | Subsequent Events
Subsequent Event [Line Items]
Number of vessels | vessel	7
Suezmax | Capital Lease Obligations | February 2019 Sale Leaseback | Teekay Tankers | Subsequent Events
Subsequent Event [Line Items]
Number of vessels | vessel				2
Senior Notes (8.5%) due January 15, 2020
Subsequent Event [Line Items]
Repayments of senior debt							$ 84.1	$ 57.3
Debt interest rate							8.50%		8.50%	8.50%
Senior Notes (8.5%) due January 15, 2020 | Subsequent Events
Subsequent Event [Line Items]
Repayments of senior debt						$ 10.9
Debt interest rate						8.50%
Twenty Percent Ownership | Teekay LNG | Pan Union Joint Venture | Subsequent Events
Subsequent Event [Line Items]
Equity method investment, ownership interest			20.00%
Term of lease (in years)			20 years